Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Office equipment		$ 4,860	$ 4,645
Less: Accumulated depreciation		(4,529)	(4,457)
Property and equipment, net	$ 378	331	188
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Office equipment		754	602
Research and development equipment [Member]
Property, Plant and Equipment [Line Items]
Office equipment		$ 4,106	$ 4,043